COMMON SHARES	12 Months Ended
Dec. 31, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2012	731,872	14,037
Issuance of common shares for cash	6,509	269
Outstanding at December 31, 2012	738,381	14,306
Issuance of common shares for cash	18,733	899
Outstanding at December 31, 2013	757,114	15,205
Issuance of common shares for cash	22,365	1,115
Outstanding at December 31, 2014	779,479	16,320

Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Restriction on Dividends
Certain terms of the Company's debt instruments can limit the amount of dividends the Company can pay on preferred and common shares. At December 31, 2014 these terms limit the company from paying dividends in excess of $8.7 billion (2013 - $1.3 billion; 2012 - $7.0 billion). Under the agreements, TCPL can adjust this limit throughout the year if required, at is sole discretion, without incurring significant costs.

Stock Option Plan
Certain key employees, including officers, are granted stock options from TransCanada to purchase TransCanada common shares at the market price on the grant date. Stock options vest equally over three years, beginning on the first anniversary of the grant date, and expire after seven years. TCPL records the compensation expense associated with these stock options.

The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2014	2013	2012
Expected Life (years)	6.0	6.0	5.9
Interest rate	1.8%	1.7%	1.6%
Volatility[1]	17%	18.0%	19.0%
Dividend yield	3.8%	3.7%	4.2%
Forfeiture rate	5%	15%	15%

1 Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

The amount expensed for stock options, with a corresponding increase in Additional Paid-In Capital, was $9 million in
2014 (2013 - $6 million; 2012 – $5 million).

The following table summarizes additional stock option information:

year ended December 31	2014		2013		2012
(millions of Canadian dollars, unless noted otherwise)
Total intrinsic value of options exercised	$68		$25		$18
Fair value of options that have vested	$113		$65		$49
Total options vested	2.0	million	1.3	million	1.0	million

As at December 31, 2014, the aggregate intrinsic value of the total options exercisable was $85 million and the total intrinsic value of options outstanding was $118 million.